Not FDIC Insured May Lose Value No Bank Guarantee
325-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 10

Templeton Global Investment Trust
Schedule of Investments (unaudited), September 30, 2023
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 48.3%
China 3.5%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 438,100 $ 4,750,113
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 4,520,000 4,634,648
a
Prosus NV ..................... Broadline Retail 84,605 2,492,856
11,877,617
France 2.3%
Danone SA ..................... Food Products 69,833 3,851,649
a
Forvia SE ...................... Automobile Components 83,435 1,716,467
a
Ubisoft Entertainment SA .......... Entertainment 68,928 2,233,632
7,801,748
Germany 4.9%
Bayer AG ...................... Pharmaceuticals 106,865 5,131,886
Continental AG .................. Automobile Components 37,416 2,628,803
Deutsche Telekom AG ............. Diversified Telecommunication Services 115,576 2,424,300
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 49,240 2,116,825
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 1,855,999
Siemens AG .................... Industrial Conglomerates 18,836 2,691,702
16,849,515
Hong Kong 0.4%
AIA Group Ltd. .................. Insurance 187,000 1,512,345
Hungary 0.9%
Richter Gedeon Nyrt . ............. Pharmaceuticals 132,412 3,205,488
Japan 1.7%
Honda Motor Co. Ltd. ............. Automobiles 188,100 2,116,139
Mitsubishi Electric Corp. ........... Electrical Equipment 140,600 1,737,096
Sumitomo Mitsui Financial Group, Inc. . Banks 42,100 2,068,276
5,921,511
Netherlands 2.8%
ING Groep NV .................. Banks 225,359 2,970,106
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,149,198
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,557,009
9,676,313
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 4,646,498 —
—
South Korea 2.4%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 104,671 5,279,443
Shinhan Financial Group Co. Ltd. .... Banks 112,464 2,953,076
8,232,519
Switzerland 1.1%
Adecco Group AG ................ Professional Services 89,221 3,664,386
Taiwan 0.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 2,958,568
United Kingdom 6.4%
Barratt Developments plc .......... Household Durables 698,840 3,746,616
BP plc ......................... Oil, Gas & Consumable Fuels 679,989 4,382,805

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Imperial Brands plc ............... Tobacco 162,551 $ 3,297,308
Lloyds Banking Group plc .......... Banks 6,214,181 3,339,194
Persimmon plc .................. Household Durables 162,667 2,130,193
Unilever plc ..................... Personal Care Products 100,533 4,972,638
21,868,754
United States 21.0%
a
Alphabet, Inc., A ................. Interactive Media & Services 16,503 2,159,583
American Express Co. ............ Consumer Finance 11,545 1,722,399
Bank of America Corp. ............ Banks 171,380 4,692,384
Bath & Body Works, Inc. ........... Specialty Retail 47,345 1,600,261
Citigroup, Inc. ................... Banks 45,016 1,851,508
Comcast Corp., A ................ Media 71,304 3,161,619
Delta Air Lines, Inc. ............... Passenger Airlines 113,413 4,196,281
DuPont de Nemours, Inc. .......... Chemicals 55,237 4,120,128
a
DXC Technology Co. .............. IT Services 70,348 1,465,349
FedEx Corp. .................... Air Freight & Logistics 11,725 3,106,187
Fidelity National Information Services,
Inc. ......................... Financial Services 156,570 8,653,624
Kenvue , Inc. .................... Personal Care Products 125,859 2,527,249
Medtronic plc ................... Health Care Equipment & Supplies 51,600 4,043,376
a
NCR Corp. ..................... Software 232,687 6,275,568
Paramount Global, B .............. Media 189,136 2,439,854
a
Salesforce, Inc. .................. Software 8,962 1,817,314
Southwest Airlines Co. ............ Passenger Airlines 80,946 2,191,208
Stanley Black & Decker, Inc. ........ Machinery 31,422 2,626,251
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 104,626 3,007,998
Target Corp. .................... Consumer Staples Distribution & Retail 44,906 4,965,256
Wells Fargo & Co. ................ Banks 122,392 5,000,937
71,624,334
Total Common Stocks (Cost $166,676,960) .....................................
165,193,098
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 44.0%
Australia 4.7%
New South Wales Treasury Corp.,
Senior Bond, 2%, 3/08/33 ........ 3,030,000 AUD 1,508,376

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Australia (continued)
Queensland Treasury Corp., Senior
Bond, 2%, 8/22/33 .............. 24,390,000 AUD $ 12,045,899
Treasury Corp. of Victoria ,
e
Senior Bond, Reg S, 2.25%, 9/15/33 2,270,000 AUD 1,135,845
Senior Bond, 2.25%, 11/20/34 ..... 2,680,000 AUD 1,292,354
15,982,474
Brazil 4.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 35,450,000 BRL 6,908,362
10%, 1/01/31 .................. 14,887,000 BRL 2,761,365
10%, 1/01/33 .................. 4,483,000 BRL 814,867
F, 10%, 1/01/29 ................ 21,143,000 BRL 4,010,105
14,494,699
Colombia 1.7%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 83,000,000 COP 19,139
Colombia Titulos de Tesoreria ,
B, 13.25%, 2/09/33 ............. 3,803,300,000 COP 1,007,634
B, 7.25%, 10/18/34 ............. 6,802,000,000 COP 1,214,100
B, 6.25%, 7/09/36 .............. 2,213,000,000 COP 348,683
B, 9.25%, 5/28/42 .............. 16,928,000,000 COP 3,301,857
5,891,413
Dominican Republic 1.2%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,495,052
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 604,794
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 1,894,718
3,994,564
Ecuador 1.1%
e
Ecuador Government Bond ,
Senior Bond, 144A, 3.5%, 7/31/35 .. 6,275,000 2,348,825
Senior Note, 144A, 6%, 7/31/30 .... 2,846,000 1,460,400
3,809,225
Egypt 1.5%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 411,035
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 904,791
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,524,029
Senior Bond, 144A, 7.903%, 2/21/48 240,000 123,660
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 107,805
Senior Bond, 144A, 8.875%, 5/29/50 780,000 425,061
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,194,761
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 259,106
4,950,248
El Salvador 0.0%
†
e
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 71,057

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Germany 0.8%
e
Bundesobligation , Reg S, 10/18/24 ... 547,000 EUR $ 557,762
e
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 536,000 EUR 570,625
e
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 1,425,000 EUR 1,462,403
2,590,790
Ghana 0.6%
d
Ghana Government Bond ,
PIK, 5%, 2/16/27 ............... 5,514,929 GHS 295,953
PIK, 8.5%, 2/15/28 .............. 5,518,997 GHS 261,103
PIK, 8.65%, 2/13/29 ............. 5,482,638 GHS 231,130
PIK, 8.8%, 2/12/30 .............. 5,486,677 GHS 208,606
PIK, 8.95%, 2/11/31 ............. 4,943,616 GHS 176,088
PIK, 9.1%, 2/10/32 .............. 4,947,252 GHS 167,486
PIK, 9.25%, 2/08/33 ............. 4,950,888 GHS 161,310
PIK, 9.4%, 2/07/34 .............. 4,386,460 GHS 139,012
PIK, 9.55%, 2/06/35 ............. 4,389,679 GHS 136,501
PIK, 9.7%, 2/05/36 .............. 4,392,898 GHS 134,990
PIK, 9.85%, 2/03/37 ............. 4,396,117 GHS 134,257
PIK, 10%, 2/02/38 .............. 4,399,336 GHS 134,127
2,180,563
Hungary 2.4%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,242,000,000 HUF 2,920,686
3%, 10/27/27 .................. 106,800,000 HUF 244,503
4.75%, 11/24/32 ................ 2,203,700,000 HUF 4,968,838
8,134,027
India 5.2%
India Government Bond ,
7.26%, 1/14/29 ................ 227,500,000 INR 2,740,083
Senior Bond, 7.26%, 8/22/32 ...... 664,300,000 INR 8,000,241
Senior Note, 7.1%, 4/18/29 ....... 577,200,000 INR 6,905,407
17,645,731
Indonesia 4.6%
Indonesia Government Bond ,
FR68, 8.375%, 3/15/34 .......... 24,759,000,000 IDR 1,787,454
FR82, 7%, 9/15/30 .............. 4,273,000,000 IDR 280,036
FR87, 6.5%, 2/15/31 ............ 4,108,000,000 IDR 261,006
FR91, 6.375%, 4/15/32 .......... 11,532,000,000 IDR 728,624
FR95, 6.375%, 8/15/28 .......... 28,742,000,000 IDR 1,849,642
FR96, 7%, 2/15/33 .............. 168,172,000,000 IDR 10,973,454
15,880,216
Malaysia 4.9%
Malaysia Government Bond ,
3.478%, 6/14/24 ................ 12,470,000 MYR 2,660,107
4.181%, 7/15/24 ................ 5,920,000 MYR 1,267,807
4.059%, 9/30/24 ................ 7,360,000 MYR 1,576,458
3.882%, 3/14/25 ................ 6,270,000 MYR 1,344,955
3.955%, 9/15/25 ................ 2,376,000 MYR 509,961
3.9%, 11/30/26 ................. 3,890,000 MYR 835,121

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.892%, 3/15/27 ................ 90,000 MYR $ 19,291
3.502%, 5/31/27 ................ 1,080,000 MYR 228,279
3.899%, 11/16/27 ............... 34,380,000 MYR 7,380,832
3.582%, 7/15/32 ................ 3,720,000 MYR 766,616
16,589,427
Mexico 3.1%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 4,570,000 MXN 263,435
M, Senior Bond, 7.75%, 11/23/34 ... 14,160,000 MXN 692,989
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 86,420,000 MXN 4,214,463
M, Senior Bond, 8.5%, 5/31/29 ..... 13,800,000 MXN 740,887
M, Senior Bond, 8.5%, 11/18/38 .... 8,380,000 MXN 424,078
M, Senior Bond, 7.75%, 11/13/42 ... 18,030,000 MXN 833,738
Petroleos Mexicanos , Senior Note,
6.84%, 1/23/30 ................ 4,240,000 3,316,663
10,486,253
Mongolia 0.6%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,121,213
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 187,021
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 842,139
2,150,373
Romania 1.3%
e
Romania Government Bond, 144A,
2.875%, 4/13/42 ................ 6,920,000 EUR 4,322,042
South Korea 3.0%
Korea Treasury Bonds, 2.375%, 3/10/27 14,740,000,000 KRW 10,372,695
Sri Lanka 0.2%
e,f
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,400,000 653,855
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 93,893
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 93,899
841,647
Supranational 1.3%
g
Asian Development Bank, Senior Note,
11.2%, 1/31/25 ................. 17,931,000,000 COP 4,295,037
Thailand 1.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,476,899
1%, 6/17/27 ................... 119,490,000 THB 3,069,951
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB 967,348
5,514,198
Total Foreign Government and Agency Securities (Cost $161,874,851) ............
150,196,679

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.1%
United States 1.1%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 $ 2,447,556
3.75%, 11/15/43 ................ 1,550,000 1,316,047
3,763,603
Total U.S. Government and Agency Securities (Cost $4,198,948) ..................
3,763,603
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $337,140,279) ...............................
319,153,380
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, November Strike
Price 18.40 MXN, Expires 11/01/23 . 1 8,069,000 30,736
30,736
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.04 MXN, Expires 2/01/24 .. 1 4,034,000 4,025
4,025
Total Options Purchased (Cost $74,596) ........................................
34,761
Short Term Investments 4.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 0.4%
Germany 0.4%
e,h
Germany Treasury Bills , Reg S,
10/18/23 ..................... 1,474,000 EUR 1,555,795
Total Foreign Government and Agency Securities (Cost $1,601,919) ...............
1,555,795

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.4%
United States 4.4%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 14,906,461 $ 14,906,461
Total Money Market Funds (Cost $14,906,461) ..................................
14,906,461
a a a a a
Total Short Term Investments (Cost $16,508,380 ) ................................
16,462,256
a a a
Total Investments (Cost $353,723,255) 98.2% ...................................
$335,650,397
Options Written (0.0)%
†
......................................................
(41,925)
Other Assets, less Liabilities 1.8% .............................................
6,181,515
Net Assets 100.0% ...........................................................
$341,789,987
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
a
Puts - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty BZWS, February Strike
Price 16.76 MXN, Expires 2/01/24 .. 1 8,069,000 (41,925)
(41,925)
Total Options Written (Premiums received $85,128) .............................
$ (41,925)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $25,421,586, representing 7.4% of net assets.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2023, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 130,568,000 1,586,488 10/05/23 $ — $ (14,323)
Indian Rupee ...... HSBK Sell 130,568,000 1,571,594 10/05/23 — (572)
Japanese Yen ...... MSCO Buy 2,238,000,000 15,691,829 10/05/23 — (709,979)
Chilean Peso ...... JPHQ Buy 764,848,911 932,345 10/16/23 — (74,109)
Chilean Peso ...... JPHQ Sell 764,848,911 934,573 10/16/23 76,337 —
Mexican Peso ...... CITI Buy 6,638,000 316,630 10/23/23 62,884 —
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (90,522)
Norwegian Krone ... MSCO Buy 45,160,000 4,280,569 10/27/23 — (56,188)
Australian Dollar .... MSCO Buy 6,050,000 4,025,973 10/31/23 — (132,249)
Australian Dollar .... MSCO Sell 6,050,000 3,835,797 10/31/23 — (57,927)
Euro ............. BZWS Buy 3,950,000 4,275,375 11/06/23 — (92,959)
Euro ............. BZWS Sell 3,950,000 4,211,352 11/06/23 28,937 —
Australian Dollar .... CITI Buy 4,070,000 2,729,627 11/08/23 — (109,540)
Australian Dollar .... CITI Sell 4,070,000 2,582,936 11/08/23 — (37,151)
Australian Dollar .... DBAB Buy 4,070,000 2,728,813 11/08/23 — (108,726)
Australian Dollar .... DBAB Sell 4,070,000 2,581,112 11/08/23 — (38,974)
Japanese Yen ...... JPHQ Buy 251,863,750 1,748,623 11/21/23 — (49,184)
Australian Dollar .... DBAB Buy 4,563,000 3,035,426 11/22/23 — (96,733)
Australian Dollar .... DBAB Sell 1,875,000 1,189,650 11/22/23 — (17,900)
Australian Dollar .... JPHQ Buy 4,277,000 2,845,274 11/22/23 — (90,772)
Australian Dollar .... MSCO Buy 6,160,000 3,941,753 12/11/23 28,093 —
Norwegian Krone ... DBAB Buy 40,861,000 3,824,826 12/11/23 2,174 —
Japanese Yen ...... BOFA Buy 853,112,100 5,901,746 12/14/23 — (122,906)
Japanese Yen ...... DBAB Buy 1,110,438,260 7,687,093 12/14/23 — (165,169)
Japanese Yen ...... BNDP Buy 239,887,530 1,647,328 12/20/23 — (20,534)
South Korean Won .. HSBK Buy 9,300,000,000 7,002,168 12/20/23 — (97,114)
Thai Baht ......... DBAB Buy 130,900,000 3,713,475 12/20/23 — (109,340)
Indian Rupee ...... HSBK Buy 130,568,000 1,564,776 1/08/24 — (1,401)
Japanese Yen ...... BOFA Buy 482,398,360 3,381,455 3/21/24 — (60,045)
Mexican Peso ...... MSCO Buy 7,426,000 326,881 9/03/24 75,209 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (86,380)
Total Forward Exchange Contracts ................................................... $273,634 $(2,440,697)
Net unrealized appreciation (depreciation) ............................................ $(2,167,063)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 14 .

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund

Quarterly Schedule of Investments
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At September 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of September 30, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2023, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $9,495,771 $116,121,965 $(110,711,275) $— $— $14,906,461 14,906,461 $686,164
Total Affiliated Securities ... $9,495,771 $116,121,965 $(110,711,275) $— $— $14,906,461 $686,164

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 11,877,617 $ — $ 11,877,617
France ............................... — 7,801,748 — 7,801,748
Germany ............................. — 16,849,515 — 16,849,515
Hong Kong ........................... — 1,512,345 — 1,512,345
Hungary ............................. 3,205,488 — — 3,205,488
Japan ............................... — 5,921,511 — 5,921,511
Netherlands ........................... — 9,676,313 — 9,676,313
South Africa ........................... — — —
a
—
South Korea .......................... — 8,232,519 — 8,232,519
Switzerland ........................... — 3,664,386 — 3,664,386
Taiwan ............................... — 2,958,568 — 2,958,568
United Kingdom ........................ — 21,868,754 — 21,868,754
United States .......................... 71,624,334 — — 71,624,334
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 150,196,679 — 150,196,679
U.S. Government and Agency Securities ....... — 3,763,603 — 3,763,603
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 34,761 — 34,761
Short Term Investments ................... 14,906,461 1,555,795 — 16,462,256
Total Investments in Securities ........... $89,736,283 $245,914,114
b
$— $335,650,397
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 273,634 $ — $ 273,634
Total Other Financial Instruments ......... $— $273,634 $— $273,634
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 41,925 $ — $ 41,925
Forward exchange contracts ................ — 2,440,697 — 2,440,697
Total Other Financial Instruments ......... $— $2,482,622 $— $2,482,622
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $90,363,276, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
Currency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
THB
Thai Baht
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.